7. SHORT-TERM DEBT, NET (Tables)	12 Months Ended
Dec. 31, 2017
Short-term Debt Net Tables
Schedule of short term debt
	As of December 31, 2016	Movement	As of December 31, 2017
Acacia International Ltd	$300,000	$(300,000)	$—
Conquistador Shipping Corporation	1,000,000	(200,000)	800,000
Cancellation loan fee	110,000	—	110,000
Total short-term debt	1,410,000	(500,000)	910,000
Debt discount	(30,000)	—	(30,000)
Amortization of debt discount	1,989	28,011	30,000
Total short-term debt, net	$1,381,989	$(471,989)	$910,000